DERIVATIVE INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS [Abstract]
Unrealized gain (loss) on cash flow hedge	$ (231)	$ 230	$ 471
Net unrealized gain (loss) on cash flow hedges	1,699	(855)
Outstanding forward contracts	33,938	11,478
Forward currency contracts	0	1,747
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	$ 748	$ 643